Segmental reporting - Income by geographic region (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Disclosure of operating segments [line items]
Total income		£ 7,253	£ 7,301
UK [member]
Disclosure of operating segments [line items]
Total income	[1]	2,118	2,120
Europe [member]
Disclosure of operating segments [line items]
Total income	[1]	1,026	724
Americas [member]
Disclosure of operating segments [line items]
Total income	[1]	3,735	4,053
Africa and middle east [member]
Disclosure of operating segments [line items]
Total income	[1]	62	138
Asia [member]
Disclosure of operating segments [line items]
Total income	[1]	£ 312	£ 266

[1]	The geographic region is based on counterparty location